ACCUMULATED OTHER COMPREHENSIVE INCOME (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity [Abstract]
Opening Balance	¥ 39,642		¥ 40,917	¥ 42,459
Foreign currency translation adjustments, net of tax of nil	(6,635)	$ (1,041)	(1,275)	(1,542)
Closing Balance	¥ 33,007	$ 5,181	¥ 39,642	¥ 40,917